Shareholders' Equity - Narrative (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 21, 2021 vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 04, 2021 USD ($)	Jul. 22, 2021 shares
Class of Stock [Line Items]
Stock price (USD per share) | $ / shares	$ 10
Equity-based compensation (in shares)		309,500
Shares withheld to pay taxes (in shares)		109,127
Sponsor Earn Out Shares (in shares)	5,051,000
Common stock, number of votes per share | vote	1
Share repurchase program, amount authorized | $			$ 35,000
Stock repurchased (in shares)		500,270
Aggregate repurchase of stock | $		$ 3,335
Repurchase program period		2 years
Sponsor Earn Out Shares
Class of Stock [Line Items]
Sponsor Earn Out Shares (in shares)	3,051,000
Management Earn Out Shares
Class of Stock [Line Items]
Sponsor Earn Out Shares (in shares)	2,000,000
Common Stock - Class A
Class of Stock [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, issued (in shares)	15,000,000	24,718,402
Common stock, outstanding (in shares)	15,000,000	24,718,402		28,003,096
Stock price (USD per share) | $ / shares	$ 10.00
Common Stock - Class B
Class of Stock [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, issued (in shares)		291,092,303
Common stock, outstanding (in shares)	291,092,303	291,092,303